Seward & Kissel LLP
                       1200 G Street, N.W.
                      Washington, D.C. 20005


                                                  September 9, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Alliance Institutional Reserves, Inc.
                        (File Nos. 33-34001 and 811-06068)

Dear Sir or Madam:

     On behalf of Alliance Institutional Reserves, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statements of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 29, 2002.


                                                  Sincerely,

                                                  /s/  Paul M. Miller
                                                  -------------------------
                                                  Paul M. Miller




00250.0072 #347203